Supplementary Financial Statement Information (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Revenues [Abstract]
Revenues	$ 26	$ 31
Total	$ 26	$ 31